Consolidated and Combined Statements of Equity (FY) - USD ($) $ in Millions	Total	Common Stock	Additional Paid-In Capital	Additional Paid-In Capital Common Stock	Retained Earnings	Net Former Parent Investment	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Balance, beginning of period at Dec. 31, 2020						$ 3,989	$ (814)	$ 4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year	$ 861					861
Net transfers to Former Parent						(800)
Other comprehensive loss	(73)						(73)
Former Parent common stock-based award activity/common stock-based award activity						34
Balance, end of period at Dec. 31, 2021						4,084	(887)	4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year	845					845
Net transfers to Former Parent						(781)
Other comprehensive loss	(67)						(67)
Former Parent common stock-based award activity/common stock-based award activity						41
Change in noncontrolling interests								1
Balance, end of period (in shares) at Dec. 31, 2022		0
Balance, end of period at Dec. 31, 2022	3,240	$ 0	$ 0		$ 0	4,189	(954)	5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive loss							21
Balance, end of period (in shares) at Mar. 31, 2023		0
Balance, end of period at Mar. 31, 2023		$ 0	0		0		(933)	5
Balance, beginning of period (in shares) at Dec. 31, 2022		0
Balance, beginning of period at Dec. 31, 2022	3,240	$ 0	0		0	4,189	(954)	5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year	434
Other comprehensive loss	28
Balance, end of period (in shares) at Jun. 30, 2023		0
Balance, end of period at Jun. 30, 2023		$ 0	0		0		(926)	5
Balance, beginning of period (in shares) at Dec. 31, 2022		0
Balance, beginning of period at Dec. 31, 2022	3,240	$ 0	0		0	4,189	(954)	5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year	839				200	639
Common stock dividends declared					(22)
Recapitalization (in shares)		246,300,000
Recapitalization	(2)	$ 2
Consideration paid to Former Parent in connection with Separation						(2,600)
Net transfers to Former Parent						(147)
Other comprehensive loss	0
Former Parent common stock-based award activity/common stock-based award activity				$ 23		35
Noncash adjustments to Former Parent's investment, net	(2,114)		2,114
Stock-based deferred compensation award activity			20
Change in noncontrolling interests								1
Balance, end of period (in shares) at Dec. 31, 2023		246,300,000
Balance, end of period at Dec. 31, 2023	1,389	$ 2	2,157		178	0	(954)	6
Balance, beginning of period (in shares) at Mar. 31, 2023		0
Balance, beginning of period at Mar. 31, 2023		$ 0	0		0		(933)	5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year	209
Other comprehensive loss	7						7
Balance, end of period (in shares) at Jun. 30, 2023		0
Balance, end of period at Jun. 30, 2023		$ 0	0		0		(926)	5
Balance, beginning of period (in shares) at Dec. 31, 2023		246,300,000
Balance, beginning of period at Dec. 31, 2023	1,389	$ 2	2,157		178	0	(954)	6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year					184
Other comprehensive loss							(27)
Former Parent common stock-based award activity/common stock-based award activity			18
Balance, end of period (in shares) at Mar. 29, 2024		246.8
Balance, end of period at Mar. 29, 2024		$ 2	2,121		340		(981)	6
Balance, beginning of period (in shares) at Dec. 31, 2023		246,300,000
Balance, beginning of period at Dec. 31, 2023	1,389	$ 2	2,157		178	$ 0	(954)	6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year	387
Other comprehensive loss	(53)
Balance, end of period (in shares) at Jun. 28, 2024		247.1
Balance, end of period at Jun. 28, 2024	1,672	$ 2	2,150		521		(1,007)	6
Balance, beginning of period (in shares) at Mar. 29, 2024		246.8
Balance, beginning of period at Mar. 29, 2024		$ 2	2,121		340		(981)	6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year	203				203
Other comprehensive loss	(26)						(26)
Former Parent common stock-based award activity/common stock-based award activity			29
Balance, end of period (in shares) at Jun. 28, 2024		247.1
Balance, end of period at Jun. 28, 2024	$ 1,672	$ 2	$ 2,150		$ 521		$ (1,007)	$ 6